SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended														3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 01, 2022	May 03, 2022	Jul. 14, 2021	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Apr. 30, 2022	Apr. 15, 2022	Oct. 20, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	May 21, 2021	Apr. 22, 2021	Feb. 01, 2020	Apr. 30, 2019	Feb. 01, 2018	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	Apr. 21, 2022	Apr. 20, 2022	Mar. 30, 2022	Mar. 22, 2022	Mar. 18, 2022
Purchase of common stock													383,500
Options													650,000
price per share												$ 2.6715	$ 2.61
Settlement amount agreement			$ 905,000
Legal dispute payment													$ 115,000
Options , value													$ 500,000
Issuance of common stock												3,623,433					5,783,133						5,783,133
Issuance of common stock, amount												$ 9,680,000
Number of authorized shares																					825,000,000	825,000,000			825,000,000	315,000,000	315,000,000
Common stock, shares authorized														300,000,000							800,000,000	800,000,000	300,000,000	300,000,000	176,262,000				800,000,000
Common stock, shares par value														$ 0.001							$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 1.19
Preferred stock authorized share														15,000,000							15,000,000	15,000,000	15,000,000	15,000,000	25,000,000				25,000,000
Preferred stock, shares par value														$ 0.01									$ 0.01	$ 0.01	$ 0.01				$ 0.01
Distribution of additional restricted stock units							2,000,000
Remaining restricted stock unit																						800,000
Vested restricted stock units																						200,000
Unvested restricted stock units																						600,000
Lease expense increased amount					$ 52,875																		$ 2,573,000	$ 1,983,000
Assets acquisions																					$ 827,000	$ 827,000
Total purchase price																							$ 2,586,000
Previously Awarded [Member]
Distribution of additional restricted stock units							2,000,000														5,800,000	8,600,000
Subsequent Event [Member] | Daniel Pappalardo [Member]
Severance payment								$ 347,288
Subsequent Event [Member] | Los Angeles Offices [Member]
Lease liability settlement		$ 5,783,133
Lump sum payment of lease liability settlement		6,000
Monthly payment of lease liability settlement	$ 23,994,000
Remaining amount of lease liability settlement		$ 24,000,000
Subsequent Event [Member] | Executive Officers And Directors [Member]
Distribution of additional restricted stock units							14,447,000
Subsequent Event [Member] | Employees [Member]
Distribution of additional restricted stock units							700,000
REDEEEM SHARES ISSUED RELATING TO ACQUISITIONC [Member]
price per share														$ 2.6715									$ 2.6715
Issuance of common stock												452,929
Assets acquisions														$ 9,680,000
Total purchase price																$ 1,210,000
Lease Agreement [Member]
Lease expense increased amount				$ 34,278	$ 22,432	$ 19,230			$ 11,000	$ 8,389	$ 8,390				$ 1,800			$ 42,265	$ 62,848	$ 4,120